Inventories (Details Narrative) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2013
Inventories Details
Finished goods held by customer	$ 489,400	$ 822,000	$ 362,500
Reserves for obsolete and slow moving inventory	$ 750,800	$ 906,000